Leasing Arrangements - Additional Information (Details) $ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2015 USD ($) Lease	Mar. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Leases renewal term		25 years
Contractually obligated lease payments for operating leases not yet commenced		$ 477
Minimum
Lessee, Lease, Description [Line Items]
Leases remaining lease term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Leases remaining lease term		24 years
Tower Monetization Transaction
Lessee, Lease, Description [Line Items]
Number of towers subject to failed sale leaseback | Lease	11,300
Proceeds from failed sale lease back	$ 5,000
Minimum number of years to sublease capacity on towers	10 years